Teucrium Agricultural Strategy No K-1 ETF
Consolidated Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 93.8%
Deposit Accounts – 93.8%
U.S. Bank Money Market Deposit Account, 5.24% (a)	2,598,280	$2,598,280
TOTAL SHORT-TERM INVESTMENTS (Cost $2,598,280)		2,598,280

Total Investments (Cost $2,598,280) – 93.8%		2,598,280
Other assets and liabilities, net - 6.2%		171,050
TOTAL NET ASSETS - 100.0%		$2,769,330

Percentages are stated as a percent of net assets.

(a)	The rate shown is the seven day yield as of January 31, 2024.

Teucrium Agricultural Strategy No K-1 ETF
Consolidated Schedule of Open Futures Contracts
January 31, 2024 (Unaudited)

Description	Contracts Purchased	Settlement Month	Notional Value	Value and Unrealized Appreciation (Depreciation)
Long Contracts
Corn Futures (a)	28	December 2024	$672,000	$(44,744)
Soybean Futures (a)	11	November 2024	659,863	(47,212)
Sugar No. 11 Futures (a)	30	July 2024	765,072	10,080
Wheat Futures (a)	22	July 2024	671,275	(55,162)
				$(137,038)

(a)	All or a portion of this security is held by TILL Cayman.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2024:

Teucrium Agricultural Strategy No K-1 ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Deposit Accounts	$2,598,280	$–	$–	$2,598,280
Total Investments - Assets	$2,598,280	$–	$–	$2,598,280

Other Financial Instruments*
Open Future Contracts	$(137,038)	$–	$–	$(137,038)

* Other financial instruments are a derivative instruments not reflected in the Schedule of Investments, such as open future contracts. Open futures contracts are reflected as the unrealized appreciation (depreciation) on the instrument as of January 31, 2024.